COMMITMENTS AND CONTINGENCIES (Detail)			12 Months Ended
	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 03, 2021 Day
Gain Contingencies [Line Items]
Number of units sold | shares		22,000,000	24,300,287
Deferred fee per unit | $ / shares			$ 0.35
Net proceeds | $	$ 22,542,813		$ 8,505,100
Gross Proceeds | $	$ 23,002,870
Underwriting fee (in percentage)	2.00%
Maximum Number Of Demands For Registration Of Securities | Day				3
Lockup Period For Transfer Of Shares Post Merger			6 months
Percentage Of Holders Under Lockup Provision For Transfer Of Share Post Merger			1.00%
Over-allotment option
Gain Contingencies [Line Items]
Number of units sold | shares	2,300,287	3,300,000	3,300,000
Share Price | $ / shares	$ 10.00